Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes
18.
INCOME TAXES

Cayman Islands

Under current law of Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividends payments are not subject to tax withholding in the Cayman Islands.

Singapore

The Company's subsidiaries, Sunlands Online Education Singapore Pte.Ltd is incorporated in Singapore and are subject to Singapore Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The profits earned by Singapore entities will be taxed at 17%, with 75% of the first SGD$10,000 taxable income and 50% of the next SGD$190,000 taxable income are exempted from income tax.

Hong Kong

The Company’s subsidiaries, Sunlands HK and FireSky Investment HK Limited are located in Hong Kong and are subject to a two-tiered income tax rate for taxable income earned in Hong Kong with effect from April 1, 2018. The first HK$2 million of profits earned by HK entity will be taxed at 8.25%, while the remaining profits will continue to be taxed at the existing 16.5% tax rate. In addition, to avoid abuse of the two-tiered income tax rate regime, each group of connected entities can nominate only one entity to benefit from the two-tiered income tax rate. No provision for Hong Kong profits tax has been made in the consolidated financial statements as it has no assessable income for the years ended December 31, 2023, 2024 and 2025.

China

The Group’s subsidiaries, VIEs and VIEs’ subsidiaries incorporated in the PRC are generally subject to a corporate income tax rate of 25%.

The Enterprise Income Tax Law (the “EIT Law”) of the PRC, effective since January 1, 2008, applies a uniform 25% enterprise income tax rate to all resident enterprises in China, including foreign invested enterprises.

The local tax bureau in Guangdong exempted 40% of the EIT based on the statutory tax rate of 25% for the enterprises located in certain autonomous regions from 2018 to 2035. Therefore, Qingyuan Qisi Information Technology Consulting Co., Ltd. ("Qingyuan Qisi"), located in the region, enjoyed a preferential income tax rate of 15% in 2025 and will enjoy a rate of 15% from 2026 to 2035.

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follows:

	Years ended December 31,
	2023	2024
	RMB	RMB
Income before income tax expenses	676,081	356,894
Income tax expenses computed at applicable tax rates of 25%	169,020	89,224
Non-deductible and super deduction expenses	(18,314)	(4,054)
Effect of tax holidays and tax rate difference	1,255	12,350
Change in valuation allowance	(126,795)	(96,220)
Income tax expenses	25,166	1,300

18.
INCOME TAXES - continued

China - continued

For the year ended December 31, 2025, the Group generated income of RMB417,123 from its Chinese mainland operations and RMB12,335 from its non-Chinese mainland operations, resulting in a total income before tax of RMB429,458. Total income tax expenses amounted to RMB59,297, comprising current tax expenses of RMB51,736 and deferred tax expenses of RMB7,561, were allocated as RMB51,810 in Chinese mainland and RMB7,487 in jurisdictions outside Chinese mainland.

	Years ended December 31,
	2025	Percent
	RMB	%
Income tax expenses computed at applicable tax rates of 25%	107,365	25.0%
Foreign tax effect
Cayman
Statutory tax rate difference between PRC and other jurisdictions	14,301	3.3%
Other Foreign Jurisdictions	(3,731)	-0.9%
Effect of changes in tax laws or rates enacted in the current year	—	—
Effect of cross-border tax laws	—	—
Change in valuation allowance	(59,357)	-13.8%
Nontaxable or nondeductible items
Non-taxable income	—	—
Non-deductible expense	357	0.1%
Changes in unrecognized tax benefits	—	—
Other adjustments
Effect of tax holidays in PRC	(2,310)	-0.5%
PRC withholding taxes	2,672	0.6%
Income tax expenses	59,297	13.8%

If the tax holidays were not available, the Group’s income tax expenses would have been RMB21,967 and RMB61,607 for the years ended December 31, 2023 and 2025, respectively and would have changed to income tax benefit of RMB5,938 for the year ended December 31, 2024. The basic and diluted net income per ordinary share attributable to the Group would have been RMB93.34 and RMB51.18 and RMB53.93, respectively, for the years ended December 31, 2023, 2024 and 2025.

18.
INCOME TAXES - continued

China - continued

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of deferred taxes are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax assets
Accrued expenses	29,474	7,279
Deferred revenue	24,699	19,104
Net operating loss carry-forwards	389,550	342,506
Total deferred tax assets	443,723	368,889
Less: valuation allowance	(419,024)	(349,785)
Deferred tax assets, net	24,699	19,104
Deferred tax liabilities
Deferred costs	(2,029)	(1,323)
Withholding tax on undistributed earnings	(3,695)	(4,463)
Total deferred tax liabilities	(5,724)	(5,786)

As of December 31, 2025, the Company’ subsidiaries, the VIEs and VIEs’ subsidiaries registered in the PRC have total net operating loss carry forwards of RMB1,377,602, which would expire on various dates through December 31, 2026 to December 31, 2030.

The authoritative guidance requires that the Group recognizes the impact of a tax position in the financial statements if that position is more likely than not of being sustained upon audit by the tax authority, based on the technical merits of the position. Under PRC laws and regulations, arrangements and transactions among related parties may be subject to examination by the PRC tax authorities. If the PRC tax authorities determine that the contractual arrangements among related companies do not represent a price under normal commercial terms, they may make adjustments to the companies’ income and expenses. A transfer pricing adjustment could result in additional tax liabilities. The Group did not have any significant unrecognized uncertain tax positions as of and for the years ended December 31, 2023, 2024 and 2025.

In addition, uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

18.
INCOME TAXES - continued

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a Foreign Investment Enterprise (“FIE”) to its immediate holding company outside of the Chinese mainland, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within the Chinese mainland or if the received dividends have no connection with the establishment or place of such immediate holding company within the Chinese mainland, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with the Chinese mainland that provides for a different withholding arrangement. According to the arrangement between the Chinese mainland and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in the Chinese mainland to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the FIE satisfies the criteria for “beneficial owner” under Circular No. 9, which was issued by the STA in February 2018, and the foreign investor owns directly at least 25% of the shares of the FIE).

Before 2024, the Group did not record any dividend withholding tax on the retained earnings of its FIEs in the Chinese mainland, as the Group intended to reinvest all earnings from its FIEs in the Chinese mainland to further expand its business in the Chinese mainland, and its FIEs did not intend to declare dividends on the retained earnings to their immediate foreign holding companies.

During the year ended December 31, 2025, Wuhan Zhibo declared cash dividends of RMB38,000 to its sole shareholder, Sunlands HK and paid RMB1,904 withholding tax when the cash dividends were fully paid to its parent company.

For the years ended December 31, 2024 and 2025, the Group accrued RMB3,695 and RMB2,672 withholding tax expenses associated with its earnings expected to be distributed from its FIEs in the Chinese mainland to countries or regions other than the Chinese mainland. As of December 31, 2024 and 2025, the Group had accrued withholding tax liabilities associated with all of its earnings expected to be distributed from its FIEs in the Chinese mainland to countries or regions other than the Chinese mainland.